Summarized Financial Information (Detail) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Sep. 30, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Sep. 30, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Sep. 30, 2018 CNY (¥)
Ctrip.com International, Ltd
Schedule of Equity Method Investments [Line Items]
Current assets	[1]	$ 12,285				¥ 63,241	[2]				¥ 84,464
Non-current assets	[1]	15,258				99,986	[2]				104,906
Current liabilities	[1]	10,045				41,972	[2]				69,065
Non-current liabilities	[1]	4,410				37,590	[2]				30,318
Noncontrolling interests	[1]	324				1,935	[2]				¥ 2,231
Total revenues	[1],[2]	4,355	¥ 29,944			25,731			¥ 17,642
Gross profit	[1],[2]	3,493	24,019			20,725			12,669
(Loss) income from operations	[1],[2]	480	3,302			2,626			(1,681)
Net (loss) income	[1],[2]	408	2,807			2,282			(2,177)
Net (loss) income attributable to the investees	[1],[2]	$ 408	¥ 2,806			¥ 2,284			¥ (2,000)
Other Equity Method Investees Excluding Ctrip,com
Schedule of Equity Method Investments [Line Items]
Current assets	[3],[4]			$ 14,590				¥ 4,914				¥ 100,313
Non-current assets	[3],[4]			1,607				653				11,050
Current liabilities	[3],[4]			11,481				579				78,935
Non-current liabilities	[3],[4]			395				21				2,718
Noncontrolling interests	[3],[4]			248				2				¥ 1,706
Total revenues	[3],[4]			674	¥ 4,633			1,681		¥ 963
Gross profit	[3],[4]			133	916			671		290
(Loss) income from operations	[3],[4]			(61)	(418)			(303)		(359)
Net (loss) income	[3],[4]			(54)	(372)			(310)		(373)
Net (loss) income attributable to the investees	[3],[4]			$ (51)	¥ (352)			¥ (311)		¥ (396)

[1]	The Company adopted a one-quarter lag in reporting its share of equity income in Ctrip
[2]	Ctrip adopted ASC 606 (on a fully retrospective basis) and ASC 321 (collectively "new standards") from January 1, 2018. The impact of the new standards on the Company's financial statement is immaterial, and the prior period financial information of Ctrip was not restated.
[3]	Financial information of equity method investees were presented under legacy GAAP, the impact of the new standards on the Company's financial statements is insignificant.
[4]	The Company adopted a one-quarter lag in reporting its shares of equity income in all of its investees.